Disposition of Feng Hui (Details) ¥ in Millions	1 Months Ended
	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Nov. 30, 2019 USD ($)	Jul. 31, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disposition of Feng Hui (Details) [Line Items]
Assets held for sale			$ 1,590,000
Doubtful allowance			1,560,000		$ 27,432	$ 4,870,838	$ 2,680,077
Liabilities held for sale			57,600,000
Comprised of loans			36,220,000
Other current liabilities			20,610,000
Net gain from disposal of discontinued operation			54,750,000
Net gain from operations			$ 54,750,000
Feng Hui [Member]
Disposition of Feng Hui (Details) [Line Items]
Received additional from disposition transaction	$ 430,000	¥ 3.0
Zhejiang Zhongfeng [Member]
Disposition of Feng Hui (Details) [Line Items]
Equity ownership, percentage				100.00%
Description of related party				The consideration was approximately $1.44 million (RMB 10 million), and the Company received $504,713 (RMB 3.5 million) for the year ended December 31, 2019. As of December 31, 2019, the Company had an outstanding receivable of $932,836 (RMB 6.5 million) due from Zhejiang Zhongfeng.